UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08993

NEWMARK RISK-MANAGED OPPORTUNISTIC FUND

(Exact name of registrant as specified in charter)

8000 Town Centre Drive, Suite 400, Broadview Heights, Ohio 44147

(Address of principal executive offices)(Zip Code)

S. Bob Rezaee, 2806 Flintrock Trace, Suite A204, Austin, TX 78738

(Name and address of agent for service)

Registrant's telephone number, including area code: (877) 772-7231

Date of fiscal year end: March 31

Date of reporting period: December 31, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

	NewMark Risk-Managed Opportunistic Fund
	Schedule of Investments
	December 31, 2014 (Unaudited)

Shares		Value

COMMON STOCKS - 92.36%

Arragement of Transportation of Freight & Cargo - 3.59%
5,800	Hub Group, Inc. *	$ 220,864

Cable & Other Pay Television Services - 1.51%
2,700	Discovery Communications, Inc. *	93,015

Computer Peripheral Equipment, NEC - 1.54%
3,000	Fireeye, Inc. *	94,740

Crude Petroleum & Natural Gas - 2.16%
3,900	Unit Corp. *	132,990

Dolls & Stuffed Toys - 2.01%
4,000	Mattel, Inc.	123,780

Drilling Oil & Gas Wells - 2.30%
2,100	Helmerich & Payne, Inc.	141,582

Electronic Computers - 5.20%
2,900	Apple, Inc.	320,102

Gold & Silver Ores - 3.05%
46,750	Yamana Gold, Inc.	187,935

Miscellaneous Metal Ores - 3.94%
14,800	Cameco Corp.	242,868

Motor Vehicles & Passenger Car Bodies - 2.10%
3,700	General Motors Co.	129,167

National Commercial Banks - 2.92%
3,000	BOK Financial Corp.	180,120

Operative Builders - 1.52%
2,600	Meritage Homes Corp. *	93,574

Petroleum Refining - 1.22%
2,000	HollyFrontier Corp.	74,960

Pharmaceutical Preparations - 3.47%
5,000	GlaxoSmithKline, Plc.	213,700

Retail-Aparel & Accessory Stores - 1.51%
7,400	Ascena Retail Group, Inc. *	92,944

Retail-Building Materials, Hardware, Garden Supply - 1.43%
1,850	Fastenal Co.	87,986

Retail-Computer & computer Software Stores - 1.32%
2,400	GameStop Corp.	81,120

Retail-Drug Stores & Proprietary Stores - 4.76%
39,000	Rite Aid Corp. *	293,280

Retail-Eating Places - 2.96%
2,500	Yum Brands, Inc.	182,125

Retail-Grocery Stores - 2.04%
8,000	Smart & Final Stores, Inc. *	125,840

Retail-Miscellaneous Shopping Goods Stores - 7.21%
5,250	Cabelas, Inc. *	276,728
9,250	Staples, Inc.	167,610
		444,338
Retail-Shoe Stores - 3.14%
7,950	Finish Line, Inc.	193,264

Retail-Variety Stores - 1.60%
1,300	Target Corp.	98,683

Retail-Women's Clothing Stores - 1.11%
12,000	Christopher & Banks Corp. *	68,520

Semiconductors & Related Devices - 6.31%
11,700	Intersil Corp.	169,299
5,065	Xilinx, Inc.	219,264
		388,563
Services-Computer Programming, Data Processing, Etc. - 7.21%
560	Google, Inc. *	294,784
8,300	Yandex N.V. *	149,068
		443,852
Services-Employment Agencies - 2.57%
5,500	Korn Ferry International *	158,180

Services-Help Supply Services - 2.47%
8,930	Kelly Services, Inc.	151,989

Services-Motion Picture & Video Tape Production - 2.60%
13,000	World Wrestling Entertainment, Inc.	160,420

Surgical & Medical Instruments & Apparatus - 3.04%
5,000	Haemonetics Corp. *	187,100

Wholesale-Farm Product Raw Materials - 2.98%
3,449	Andersons, Inc.	183,280

Wholesale-Motor Vehicles & Motor Vehicle Parts & Supplies - 1.60%
3,500	LKQ Corp. *	98,420

TOTAL COMMON STOCKS (Cost $5,472,196) - 92.36%		$ 5,689,301

EXCHANGE TRADED FUNDS - 5.40%
5,500	Direxion Energy Bull 3X Shares *	332,585

TOTAL EXCHANGE TRADED FUNDS (Cost $303,537) - 5.40%		$ 332,585

REAL ESTATE INVESTMENT TRUSTS - 2.14%
8,000	New Senior Investment Group, Inc.	131,600

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $150,963) - 2.14%		$ 131,600

SHORT TERM INVESTMENTS - 0.24%
15,076	First American Treasury Obligation Cl Z, 0.00% ** (Cost $15,076)	15,076

TOTAL FOR SHORT TERM INVESTMENTS (Cost $15,076) - 0.24%		$ 15,076

TOTAL INVESTMENTS (Cost $5,941,772) - 100.14%		$ 6,168,562

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.14%)		(8,336)

NET ASSETS - 100.00%		$ 6,160,226

* Non-income producing securities during the period.
** Variable rate security; the rate shown represents the rate as of December 31, 2014

NOTES TO FINANCIAL STATEMENTS
NewMark Risk-Managed Opportunistic Fund
1. SECURITY TRANSACTIONS

At December 31, 2014 , the net unrealized depreciation on investments, based on cost for federal income tax purposes of $5,941,772 amounted to $226,790 which consisted of aggregate gross unrealized appreciation of $440,808 and aggregate gross unrealized depreciation of $214,018.

2. SECURITY VALUATION

The Fund invests in a wide variety of equity and debt securities.  The investments in securities are carried at market value.  The market quotation used for common stocks, including those listed on the NASDAQ National Market System, is the last sale price on the date on which the valuation is made or, in the absence of sales, at the closing bid price.  Over-the-counter securities are valued on the basis of the bid price at the close of each business day.  Short-term investments are valued at amortized cost, which approximates market.  Securities for which market quotations are not readily available will be valued at fair value as determined in good faith pursuant to procedures established by the Board of Directors.

As required by the fair value topic of the FASB Accounting Standards Codification, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The topic also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability.  The three-tier hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2014 :

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$5,689,301	$0	$0	$5,689,301
Exchange Traded Funds	$332,585	$0	$0	$332,585
Real Estate Investment Trusts	$131,600	$0	$0	$131,600
Cash Equivalents	$15,076	$0	$0	$15,076
Total	$6,168,562	$0	$0	$6,168,562

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Newmark Risk-Managed Opportunistic Fund

/s/ S. Bob Rezaee

*S. Bob Rezaee

Chairman, Treasurer and Trustee (Principal Executive &

Financial Officer and Compliance Officer)

Date February 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ S. Bob Rezaee

*S. Bob Rezaee

Chairman, Treasurer and Trustee (Principal Executive &

Financial Officer and Compliance Officer)

Date February 23, 2015

* Print the name and title of each signing officer under his or her signature.